Convertible Senior Notes	12 Months Ended
Dec. 31, 2013
Convertible Senior Notes
(14)	CONVERTIBLE SENIOR NOTES

On April 15, 2008, the Company sold an aggregate principal amount of US$400,000 4.75% Convertible Senior Notes due 2013 (the “Convertible Senior Notes” or “Existing Note”) to Morgan Stanley & Co International plc, UBS AG, J.P. Morgan Securities Inc., Needham & Company, LLC, Cowen and Company, LLC and Lazard Capital Markets LLC (the “Initial Purchasers”). The net proceeds from the offering, after deducting offering expenses, were approximately US$388,743. The Convertible Senior Notes bear interest at a rate of 4.75% per annum payable semi-annually in arrears on April 15 and October 15 of each year beginning on October 15, 2008. The Convertible Senior Notes mature on April 15, 2013 (“maturity date”). The outstanding Convertible Senior Notes as of December 31, 2012 amounted to US$23,793.

On April 15, 2013, due to a cash flow constraint, the Company was not able to make full payments to the holders of the outstanding Convertible Senior Notes in an aggregate principal amount of US$ 23,793, plus interest of US$565, which was due and payable on their maturity date of April 15, 2013. The Company reached an agreement with a majority of holders of the Convertible Senior Notes to settle principal amount of US$22,177 by transferring cash of US$11,185, issuing new shares of the Company with a fair value of US$353, waiving principal balance of US$126 and modifying the terms of the remaining principal of US$10,513 (“modified loans”). The modified loans are no longer convertible and bear an annual interest rate ranging from 4.75% to 10.5%, and are payable within one year. The gain of the waiver of US$126 was recorded in “Gain on trouble debt restructuring” in the Group’s consolidated financial statements of operations for the year ended December 31, 2013. The 4.75% convertible senior notes consisted of the following as of December 31, 2012 and 2013:

	December 31, 2012	December 31, 2013
Equity component (1)	17,774	17,774
Liability component:
Principal	23,793	1,616
Less: debt discount, net (2)	(14)	0

Net carrying amount	23,779	1,616

– Current	23,779	1,616
– Non-current	0	0

(1)	Included in the consolidated balance sheets within additional paid-in capital.
(2)	Included in the consolidated balance sheets within convertible senior notes and is amortized over the remaining life of the 4.75% convertible senior notes.

Debt issuance costs and debt discount are amortized as interest expense using the effective interest rate method through the earliest date the holders of the Convertible Senior Notes can demand payments.

The following table set forth total interest expense recognized related to the 4.75% convertible senior notes during the years ended December 31, 2011, 2012 and 2013, respectively:

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Contractual interest incurred	6,551	1,130	330
Amortization of debt issuance costs	2,196	985	304
Amortization of debt discount	1,795	46	14

Total interest incurred	10,542	2,161	648

Effective interest rate of the liability component	10.37%	10.37%	10.37%